FINANCIAL INSTRUMENTS AND SIGNIFICANT CONCENTRATIONS (Tables)	9 Months Ended	12 Months Ended
	Sep. 30, 2024	Dec. 31, 2023
Investments, All Other Investments [Abstract]
SCHEDULE OF FAIR VALUE LIABILITIES ON RECURRING BASIS

The following table represent a reconciliation of the Company’s liabilities measured at fair value on a recurring basis using significant unobservable inputs (Level 3) for the year ended December 31, 2023:

Warrant Liability
(In thousands)

Beginning balance, January 1	$-
Issuance of warrants	14,453
Exercise of warrants	(2,847)
Change in fair value upon re-measurement	(10,875)
Reclassification of warrant liabilities to additional paid-in-capital	(731)
Ending balance, December 31	$-

SCHEDULE OF FAIR VALUE PRICING MODEL

The Company has re-measured the liability to estimate fair value at November 2, 2023 as a result of the amendment described above, using the Black-Scholes option pricing model with the following assumptions:

	January 9, 2023	March 31, 2023	June 30, 2023	September 30, 2023	November 2, 2023

Measurement date closing price of Common Stock (1)	$36.00	$8.50	$12.75	$4.75	$3.62
Contractual term (years) (2)	5.5	5.3	5.0	4.8	5.0
Risk-free interest rate	3.6%	3.5%	4.1%	4.5%	4.6%
Volatility	100%	100%	100%	100%	100%
Dividend yield	0%	0%	0%	0%	0%

(1)	Based on the trading value of common stock of Vivos Therapeutics, Inc. as of January 9, 2023 and each presented period ending date.

(2)	The valuation of warrants is based on the expected term.